                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2002

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Heitman Real Estate Securities LLC
Address:          180 North LaSalle Street
                  Suite 3600
                  Chicago, IL 60601

Form 13F File Number:  28-04321

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Nancy B. Lynn
Title:            Vice President
Phone:            (312) 849-4153

Signature, Place, and Date of Signing:

    /s/ Nancy B. Lynn                       Chicago, Illinois                           February 6, 2003
------------------------------------        ---------------------------                 ----------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:     $970,013
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None.

                                    FORM 13F
       Name of Reporting Manager: Heitman Real Estate Securities LLC 4Q02

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                                                                                                                  Item 8:
                                                                                Item 6:                       Voting Authority
        Item 1:         Item 2:    Item 3:      Item 4:     Item 5:      Investment Discretion      Item 7:       (Shares)
   Name of Issuer      Title of     CUSIP     Fair Market  Shares of ----------------------------- Managers ------------------------
                        Class      Number        Value     Principal   (a)     (b) Shared-   (c)     See      (a)      (b)    (c)
                                                            Amount     Sole    As Defined  Shared- Instr. V   Sole    Shared  None
                                                                               in Instr. V  Other
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment
 & Managem           Common Stock 03748R101 $66,625,797.28 1,777,636 1,777,636                              1,552,950        224,686
------------------------------------------------------------------------------------------------------------------------------------
Amli Residential
 Properties, I       Common Stock 001735109 $ 9,482,708.48   445,616   445,616                                403,823         41,793
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.   Common Stock 039793104 $   394,270.00    17,800    17,800                                 17,800
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay
 Communities, Inc.   Common Stock 053484101 $36,705,687.70   937,805   937,805                                853,583         84,222
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty    Common Stock 105368203 $   120,042.24     5,504     5,504                                  5,504
------------------------------------------------------------------------------------------------------------------------------------
Boston Properties,
 Inc.                Common Stock 101121101 $41,882,949.06 1,136,271 1,136,271                                975,459        160,812
------------------------------------------------------------------------------------------------------------------------------------
Catellus Development Common Stock 149111106 $52,167,646.05 2,628,093 2,628,093                              2,296,391        331,702
------------------------------------------------------------------------------------------------------------------------------------
Charter Municipal
 Mtg. Accptc.        Common Stock 160908109 $   258,813.00    14,900    14,900                                 14,900
------------------------------------------------------------------------------------------------------------------------------------
Chateau Communities,
 Inc.                Common Stock 161726104 $   777,400.00    33,800    33,800                                 33,800
------------------------------------------------------------------------------------------------------------------------------------
Carramerica Realty
 Corporation         Common Stock 144418100 $42,087,882.75 1,680,155 1,680,155                              1,449,508        230,647
------------------------------------------------------------------------------------------------------------------------------------
Center Trust Inc.    Common Stock 151845104 $ 2,377,603.80   304,821   304,821                                273,521         31,300
------------------------------------------------------------------------------------------------------------------------------------
Developers
 Diversified Realty  Common Stock 251591103 $39,100,419.00 1,778,100 1,778,100                              1,544,460        233,640
------------------------------------------------------------------------------------------------------------------------------------
Equity Office
 Properties          Common Stock 294741103 $39,883,409.08 1,596,614 1,596,614                              1,442,606        154,008
------------------------------------------------------------------------------------------------------------------------------------
Entertainment
 Properties Trust    Common Stock 29380T105 $ 4,916,550.24   209,037   209,037                                189,465         19,572
------------------------------------------------------------------------------------------------------------------------------------
Extended Stay
 America Inc.        Common Stock 30224P101 $19,168,598.50 1,299,566 1,299,566                              1,093,107        206,459
------------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging
 Trust, Inc.         Common Stock 314305103 $   290,576.00    25,400    25,400                                 25,400
------------------------------------------------------------------------------------------------------------------------------------
First Industrial
 Realty              Common Stock 32054K103 $ 4,634,560.00   165,520   165,520                                151,096         14,424
------------------------------------------------------------------------------------------------------------------------------------
Gables Residential
 Trust               Common Stock 362418105 $   463,698.00    18,600    18,600                                 18,600
------------------------------------------------------------------------------------------------------------------------------------
General Growth
 Properties, Inc     Common Stock 370021107 $43,614,584.00   838,742   838,742                                752,894         85,848
------------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty
 Trust, Inc.         Common Stock 37803P105 $ 1,136,916.00    63,800    63,800                                 63,800
------------------------------------------------------------------------------------------------------------------------------------
Health Care Pptys
 Invest Inc.         Common Stock 421915109 $ 2,137,140.00    55,800    55,800                                 55,800
------------------------------------------------------------------------------------------------------------------------------------
Harrah's
 Entertainment       Common Stock 413619107 $   364,320.00     9,200     9,200                                  9,200
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties
 Inc.                Common Stock 431284108 $34,151,063.70 1,545,297 1,545,297                              1,339,485        205,812
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.
 New Com             Common Stock 44107P104 $   114,165.00    12,900    12,900                                 12,900
------------------------------------------------------------------------------------------------------------------------------------
Starwood Lodging     Common Stock 85590A203 $57,024,667.00 2,402,050 2,402,050                              2,057,608        344,442
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty
 Trust Inc.          Common Stock 421946104 $   760,500.00    26,000    26,000                                 26,000
------------------------------------------------------------------------------------------------------------------------------------
HeritageProperty
 Investment          Common Stock 42725M107 $   142,329.00     5,700     5,700                                  5,700
------------------------------------------------------------------------------------------------------------------------------------
IRT Properties       Common Stock 450058102 $ 4,232,497.77   356,571   356,571                                304,480         52,091
------------------------------------------------------------------------------------------------------------------------------------
Koger Equities       Common Stock 500228101 $ 8,079,130.80   517,893   517,893                                468,289         49,604
------------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust Common Stock 4576J0104 $ 6,099,359.26   796,261   796,261                                713,935         82,326
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty        Common Stock 49427F108 $18,915,544.55   820,631   820,631                                743,846         76,785
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel
 Properties/Hotel    Common Stock 517942108 $18,540,648.00 1,324,332 1,324,332                              1,111,700        212,632
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company,
 The                 Common Stock 554382101 $30,011,231.25   975,975   975,975                                822,471        153,504
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Home
 Communities,        Common Stock 564682102 $   189,632.00     6,400     6,400                                  6,400
------------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage &
 Equity, L           Common Stock 62624B101 $   269,770.00    10,600    10,600                                 10,600
------------------------------------------------------------------------------------------------------------------------------------
Mission West
 Properties          Common Stock 605203108 $   379,170.00    38,300    38,300                                 38,300
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Health
 Properties,         Common Stock 638620104 $ 1,272,036.00    85,200    85,200                                 85,200
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf
 Properties Liquid   Common Stock           $   329,837.50 1,319,350 1,319,350                                978,250        341,100
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co
 Inc.                Common Stock 729251108 $ 2,105,120.00    89,200    89,200                                 89,200
------------------------------------------------------------------------------------------------------------------------------------
Prime Hospitality
 Corp                Common Stock 741917108 $ 4,201,846.60   515,564   515,564                                465,577         49,987
------------------------------------------------------------------------------------------------------------------------------------
Philips
 International
 Realty              Common Stock 718333107 $ 1,113,617.45   737,495   737,495                                645,071         92,424
------------------------------------------------------------------------------------------------------------------------------------
ProLogis             Common Stock 743410102 $53,191,570.95 2,114,973 2,114,973                              1,822,835        292,138
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail
 Properties,         Common Stock 69806L104 $26,939,267.68   737,456   737,456                                669,154         68,302
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
       Name of Reporting Manager: Heitman Real Estate Securities LLC 4Q02

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                                 Item 6:                      Voting Authority
        Item 1:        Item 2:    Item 3:      Item 4:      Item 5:      Investment Discretion      Item 7:      (Shares)
   Name of Issuer     Title of     CUSIP     Fair Market   Shares of ----------------------------- Managers -----------------------
                       Class      Number        Value      Principal   (a)     (b) Shared-   (c)     See      (a)      (b)    (c)
                                                            Amount     Sole    As Defined  Shared- Instr. V  Sole     Shared  None
                                                                                in Instr.   Other
                                                                                    V
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Public Storage,
 Inc.               Common Stock 74460D109 $ 23,728,496.31   734,401   734,401                                662,962         71,439
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Dep
 Shares A           Common Stock 74460D729 $    451,568.00    16,900    16,900                                 16,900
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks
 Inc./CA            Common Stock 69360J107 $ 38,774,725.80 1,219,331 1,219,331                              1,062,862        156,469
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates
 Realty Corp        Common Stock 75621K106 $    359,955.00    17,100    17,100                                 17,100
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates
 Realty Corp        Common Stock 75621K304 $    533,120.00    23,800    23,800                                 23,800
------------------------------------------------------------------------------------------------------------------------------------
RFS Hotel Investors
 Inc.               Common Stock 74955J108 $    272,586.00    25,100    25,100                                 25,100
------------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson
 Properties         Common Stock 751452202 $  6,248,564.25   316,383   316,383                                277,353         39,030
------------------------------------------------------------------------------------------------------------------------------------
AIM Select Real
 Estate Inc.        Common Stock 00888R107 $    261,990.00    21,300    21,300                                 21,300
------------------------------------------------------------------------------------------------------------------------------------
Rouse Company       Common Stock 779273101 $ 58,029,386.00 1,830,580 1,830,580                              1,581,069        249,511
------------------------------------------------------------------------------------------------------------------------------------
Streetracks
 Wilshire Reit Inde Common Stock 86330E604 $  2,478,740.76    21,317    21,317                                 21,317
------------------------------------------------------------------------------------------------------------------------------------
Istar Financial
 Inc.               Common Stock 45031U101 $    420,750.00    15,000    15,000                                 15,000
------------------------------------------------------------------------------------------------------------------------------------
SL Green Realty
 Corp               Common Stock 78440X101 $ 13,099,843.20   414,552   414,552                                339,281         75,271
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties,
 Inc.               Common Stock 866239106 $ 15,986,625.00   898,125   898,125                                768,538        129,587
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities,
 Inc.               Common Stock 866674104 $ 24,423,567.06   667,858   667,858                                606,367         61,491
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers,
 Inc.               Common Stock 876664103 $ 25,836,585.69 1,591,903 1,591,903                              1,448,285        143,618
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone Realty
 Income             Common Stock 21922V102 $    203,776.00    25,600    25,600                                 25,600
------------------------------------------------------------------------------------------------------------------------------------
Trizec Properties
 Inc.               Common Stock 89687P107 $ 13,847,911.89 1,474,751 1,474,751                              1,465,683          9,068
------------------------------------------------------------------------------------------------------------------------------------
Trizec Canada
 Subordinate voti   Common Stock 896874104 $  3,197,333.68   442,844   442,844                                219,344        223,500
------------------------------------------------------------------------------------------------------------------------------------
United Dominion
 Realty Trust       Common Stock 910197102 $ 24,369,332.48 1,489,568 1,489,568                              1,301,213        188,355
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty
 Trust              Common Stock 929042109 $ 37,367,288.40 1,004,497 1,004,497                                865,151        139,346
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.         Common Stock 92276F100 $    447,695.00    39,100    39,100                                 39,100
------------------------------------------------------------------------------------------------------------------------------------
Winston Hotels
 Inc                Common Stock 97563A102 $  2,575,029.60   330,132   330,132                                303,228         26,904
------------------------------------------------------------------------------------------------------------------------------------
                    Subtotal
                      Common               $969,569,445.81

Preferred
------------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging      Preferred
 Trust Inc. Seri     Stock       31430F40B $    221,400.00     9,000     9,000                                  9,000
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel       Preferred
 Properties Serie    Stock       517942207 $    214,650.00     8,100     8,100                                  8,100
------------------------------------------------------------------------------------------------------------------------------------
Mid-America Apt.    Preferred
 Ser. B 8.8750       Stock       59522J301 $      7,470.00       300       300                                    300
------------------------------------------------------------------------------------------------------------------------------------
                    Subtotal
                     Preferred             $    443,520.00
                                           ---------------
                    Grand Total            $970,012,965.81
                                           ===============

13F Assets Under Management                                               13F Assets Under Management
Heitman Real Estate Securities LLC                                        Heitman Real Estate Securities LLC
13f                                                                       soleinvs
31-Dec-02                                                                 31-Dec-02

                                                     Market
          Security                    Cusip          Value       Quantity          Security                   Cusip        Quantity
Apartment Investment & Managem      03748R101   $66,625,797.28  1,777,636 Apartment Investment & Managem    03748R101     1,777,636
Amli Residential Properties, I      001735109   $ 9,482,708.48    445,616 Amli Residential Properties, I    001735109       445,616
Arden Realty, Inc.                  039793104   $   394,270.00     17,800 Arden Realty, Inc.                039793104        17,800
Avalonbay Communities, Inc.         053484101   $36,705,687.70    937,805 Avalonbay Communities, Inc.       053484101       937,805
Brandywine Realty                   105368203   $   120,042.24      5,504 Brandywine Realty                 105368203         5,504
Boston Properties, Inc.             101121101   $41,882,949.06  1,136,271 Boston Properties, Inc.           101121101     1,136,271
Catellus Development                149111106   $52,167,646.05  2,628,093 Catellus Development              149111106     2,628,093
Charter Municipal Mtg. Accptc.      160908109   $   258,813.00     14,900 Charter Municipal Mtg. Accptc.    160908109        14,900
Chateau Communities, Inc.           161726104   $   777,400.00     33,800 Chateau Communities, Inc.         161726104        33,800
Carramerica Realty Corporation      144418100   $42,087,882.75  1,680,155 Carramerica Realty Corporation    144418100     1,680,155
Center Trust Inc.                   151845104   $ 2,377,603.80    304,821 Center Trust Inc.                 151845104       304,821
Developers Diversified Realty       251591103   $39,100,419.00  1,778,100 Developers Diversified Realty     251591103     1,778,100
Equity Office Properties            294741103   $39,883,409.08  1,596,614 Equity Office Properties          294741103     1,596,614
Entertainment Properties Trust      29380T105   $ 4,916,550.24    209,037 Entertainment Properties Trust    29380T105       209,037
Extended Stay America Inc.          30224P101   $19,168,598.50  1,299,566 Extended Stay America Inc.        30224P101     1,299,566
Felcor Lodging Trust, Inc.          314305103   $   290,576.00     25,400 Felcor Lodging Trust, Inc.        314305103        25,400
First Industrial Realty             32054K103   $ 4,634,560.00    165,520 First Industrial Realty           32054K103       165,520
Gables Residential Trust            362418105   $   463,698.00     18,600 Gables Residential Trust          362418105        18,600
General Growth Properties, Inc      370021107   $43,614,584.00    838,742 General Growth Properties, Inc    370021107       838,742
Glenborough Realty Trust, Inc.      37803P105   $ 1,136,916.00     63,800 Glenborough Realty Trust, Inc.    37803P105        63,800
Health Care Pptys Invest Inc.       421915109   $ 2,137,140.00     55,800 Health Care Pptys Invest Inc.     421915109        55,800
Harrah's Entertainment              413619107   $   364,320.00      9,200 Harrah's Entertainment            413619107         9,200
Highwoods Properties Inc.           431284108   $34,151,063.70  1,545,297 Highwoods Properties Inc.         431284108     1,545,297
Host Marriott Corp. New Com         44107P104   $   114,165.00     12,900 Host Marriott Corp. New Com       44107P104        12,900
Starwood Lodging                    85590A203   $57,024,667.00  2,402,050 Starwood Lodging                  85590A203     2,402,050
Healthcare Realty Trust Inc.        421946104   $   760,500.00     26,000 Healthcare Realty Trust Inc.      421946104        26,000
HeritageProperty Investment         42725M107   $   142,329.00      5,700 HeritageProperty Investment       42725M107         5,700
IRT Properties                      450058102   $ 4,232,497.77    356,571 IRT Properties                    450058102       356,571
Koger Equities                      500228101   $ 8,079,130.80    517,893 Koger Equities                    500228101       517,893
Innkeepers USA Trust                4576J0104   $ 6,099,359.26    796,261 Innkeepers USA Trust              4576J0104       796,261
Kilroy Realty                       49427F108   $18,915,544.55    820,631 Kilroy Realty                     49427F108       820,631
LaSalle Hotel Properties/Hotel      517942108   $18,540,648.00  1,324,332 LaSalle Hotel Properties/Hotel    517942108     1,324,332
Macerich Company, The               554382101   $30,011,231.25    975,975 Macerich Company, The             554382101       975,975
Manufactured Home Communities,      564682102   $   189,632.00      6,400 Manufactured Home Communities,    564682102         6,400
Municipal Mortgage & Equity, L      62624B101   $   269,770.00     10,600 Municipal Mortgage & Equity, L    62624B101        10,600
Mission West Properties             605203108   $   379,170.00     38,300 Mission West Properties           605203108        38,300
Nationwide Health Properties,       638620104   $ 1,272,036.00     85,200 Nationwide Health Properties,     638620104        85,200
Pacific Gulf Properties Liquid                  $   329,837.50  1,319,350 Pacific Gulf Properties Liquid                  1,319,350
Plum Creek Timber Co Inc.           729251108   $ 2,105,120.00     89,200 Plum Creek Timber Co Inc.         729251108        89,200
Prime Hospitality Corp              741917108   $ 4,201,846.60    515,564 Prime Hospitality Corp            741917108       515,564
Philips International Realty        718333107   $ 1,113,617.45    737,495 Philips International Realty      718333107       737,495
ProLogis                            743410102   $53,191,570.95  2,114,973 ProLogis                          743410102     2,114,973
Pan Pacific Retail Properties,      69806L104   $26,939,267.68    737,456 Pan Pacific Retail Properties,    69806L104       737,456
Public Storage, Inc.                74460D109   $23,728,496.31    734,401 Public Storage, Inc.              74460D109       734,401
Public Storage Dep Shares A         74460D729   $   451,568.00     16,900 Public Storage Dep Shares A       74460D729        16,900
PS Business Parks Inc./CA           69360J107   $38,774,725.80  1,219,331 PS Business Parks Inc./CA         69360J107     1,219,331
Reckson Associates Realty Corp      75621K106   $   359,955.00     17,100 Reckson Associates Realty Corp    75621K106        17,100
Reckson Associates Realty Corp      75621K304   $   533,120.00     23,800 Reckson Associates Realty Corp    75621K304        23,800
RFS Hotel Investors Inc.            74955J108   $   272,586.00     25,100 RFS Hotel Investors Inc.          74955J108        25,100
Ramco-Gershenson Properties         751452202   $ 6,248,564.25    316,383 Ramco-Gershenson Properties       751452202       316,383
AIM Select Real Estate Inc.         00888R107   $   261,990.00     21,300 AIM Select Real Estate Inc.       00888R107        21,300
Rouse Company                       779273101   $58,029,386.00  1,830,580 Rouse Company                     779273101     1,830,580
Streetracks Wilshire Reit Inde      86330E604   $ 2,478,740.76     21,317 Streetracks Wilshire Reit Inde    86330E604        21,317
Istar Financial Inc.                45031U101   $   420,750.00     15,000 Istar Financial Inc.              45031U101        15,000
SL Green Realty Corp                78440X101   $13,099,843.20    414,552 SL Green Realty Corp              78440X101       414,552
Summit Properties, Inc.             866239106   $15,986,625.00    898,125 Summit Properties, Inc.           866239106       898,125
Sun Communities, Inc.               866674104   $24,423,567.06    667,858 Sun Communities, Inc.             866674104       667,858
Taubman Centers, Inc.               876664103   $25,836,585.69  1,591,903 Taubman Centers, Inc.             876664103     1,591,903
Cornerstone Realty Income           21922V102   $   203,776.00     25,600 Cornerstone Realty Income         21922V102        25,600
Trizec Properties Inc.              89687P107   $13,847,911.89  1,474,751 Trizec Properties Inc.            89687P107     1,474,751
Trizec Canada Subordinate voti      896874104   $ 3,197,333.68    442,844 Trizec Canada Subordinate voti    896874104       442,844
United Dominion Realty Trust        910197102   $24,369,332.48  1,489,568 United Dominion Realty Trust      910197102     1,489,568
Vornado Realty Trust                929042109   $37,367,288.40  1,004,497 Vornado Realty Trust              929042109     1,004,497
Ventas Inc.                         92276F100   $   447,695.00     39,100 Ventas Inc.                       92276F100        39,100
Winston Hotels Inc                  97563A102   $ 2,575,029.60    330,132 Winston Hotels Inc                97563A102       330,132
Felcor Lodging Trust Inc. Seri      31430F40B   $   221,400.00      9,000 Felcor Lodging Trust Inc. Seri    31430F40B         9,000
LaSalle Hotel Properties Serie      517942207   $   214,650.00      8,100 LaSalle Hotel Properties Serie    517942207         8,100
Mid-America Apt. Ser. B 8.8750      59522J301   $     7,470.00        300 Mid-America Apt. Ser. B 8.8750    59522J301           300

13F Assets Under Management                               13F Assets Under Management
Heitman Real Estate Securities LLC                        Heitman Real Estate Securities LLC
solevote                                                  novote
31-Dec-02                                                 31-Dec-02

          Security                   Cusip      Quantity             Security                Cusip     Quantity
Apartment Investment & Managem     03748R101    1,552,950 Apartment Investment & Managem   03748R101    224,686      1,777,636    0
Amli Residential Properties, I     001735109      403,823 Amli Residential Properties, I   001735109     41,793        445,616    0
Arden Realty, Inc.                 039793104       17,800                                                               17,800    0
Avalonbay Communities, Inc.        053484101      853,583 Avalonbay Communities, Inc.      053484101     84,222        937,805    0
Brandywine Realty                  105368203        5,504                                                                5,504    0
Boston Properties, Inc.            101121101      975,459 Boston Properties, Inc.          101121101    160,812      1,136,271    0
Catellus Development               149111106    2,296,391 Catellus Development             149111106    331,702      2,628,093    0
Charter Municipal Mtg. Accptc.     160908109       14,900                                                               14,900    0
Chateau Communities, Inc.          161726104       33,800                                                               33,800    0
Carramerica Realty Corporation     144418100    1,449,508 Carramerica Realty Corporation   144418100    230,647      1,680,155    0
Center Trust Inc.                  151845104      273,521 Center Trust Inc.                151845104     31,300        304,821    0
Developers Diversified Realty      251591103    1,544,460 Developers Diversified Realty    251591103    233,640      1,778,100    0
Equity Office Properties           294741103    1,442,606 Equity Office Properties         294741103    154,008      1,596,614    0
Entertainment Properties Trust     29380T105      189,465 Entertainment Properties Trust   29380T105     19,572        209,037    0
Extended Stay America Inc.         30224P101    1,093,107 Extended Stay America Inc.       30224P101    206,459      1,299,566    0
Felcor Lodging Trust, Inc.         314305103       25,400                                                               25,400    0
First Industrial Realty            32054K103      151,096 First Industrial Realty          32054K103     14,424        165,520    0
Gables Residential Trust           362418105       18,600                                                               18,600    0
General Growth Properties, Inc     370021107      752,894 General Growth Properties, Inc   370021107     85,848        838,742    0
Glenborough Realty Trust, Inc.     37803P105       63,800                                                               63,800    0
Health Care Pptys Invest Inc.      421915109       55,800                                                               55,800    0
Harrah's Entertainment             413619107        9,200                                                                9,200    0
Highwoods Properties Inc.          431284108    1,339,485 Highwoods Properties Inc.        431284108    205,812      1,545,297    0
Host Marriott Corp. New Com        44107P104       12,900                                                               12,900    0
Starwood Lodging                   85590A203    2,057,608 Starwood Lodging                 85590A203    344,442      2,402,050    0
Healthcare Realty Trust Inc.       421946104       26,000                                                               26,000    0
HeritageProperty Investment        42725M107        5,700                                                                5,700    0
IRT Properties                     450058102      304,480 IRT Properties                   450058102     52,091        356,571    0
Koger Equities                     500228101      468,289 Koger Equities                   500228101     49,604        517,893    0
Innkeepers USA Trust               4576J0104      713,935 Innkeepers USA Trust             4576J0104     82,326        796,261    0
Kilroy Realty                      49427F108      743,846 Kilroy Realty                    49427F108     76,785        820,631    0
LaSalle Hotel Properties/Hotel     517942108    1,111,700 LaSalle Hotel Properties/Hotel   517942108    212,632      1,324,332    0
Macerich Company, The              554382101      822,471 Macerich Company, The            554382101    153,504        975,975    0
Manufactured Home Communities,     564682102        6,400                                                                6,400    0
Municipal Mortgage & Equity, L     62624B101       10,600                                                               10,600    0
Mission West Properties            605203108       38,300                                                               38,300    0
Nationwide Health Properties,      638620104       85,200                                                               85,200    0
Pacific Gulf Properties Liquid                    978,250 Pacific Gulf Properties Liquid                341,100      1,319,350    0
Plum Creek Timber Co Inc.          729251108       89,200                                                               89,200    0
Prime Hospitality Corp             741917108      465,577 Prime Hospitality Corp           741917108     49,987        515,564    0
Philips International Realty       718333107      645,071 Philips International Realty     718333107     92,424        737,495    0
ProLogis                           743410102    1,822,835 ProLogis                         743410102    292,138      2,114,973    0
Pan Pacific Retail Properties,     69806L104      669,154 Pan Pacific Retail Properties,   69806L104     68,302        737,456    0
Public Storage, Inc.               74460D109      662,962 Public Storage, Inc.             74460D109     71,439        734,401    0
Public Storage Dep Shares A        74460D729       16,900                                                               16,900    0
PS Business Parks Inc./CA          69360J107    1,062,862 PS Business Parks Inc./CA        69360J107    156,469      1,219,331    0
Reckson Associates Realty Corp     75621K106       17,100                                                               17,100    0
Reckson Associates Realty Corp     75621K304       23,800                                                               23,800    0
RFS Hotel Investors Inc.           74955J108       25,100                                                               25,100    0
Ramco-Gershenson Properties        751452202      277,353 Ramco-Gershenson Properties      751452202     39,030        316,383    0
AIM Select Real Estate Inc.        00888R107       21,300                                                               21,300    0
Rouse Company                      779273101    1,581,069 Rouse Company                    779273101    249,511      1,830,580    0
Streetracks Wilshire Reit Inde     86330E604       21,317                                                               21,317    0
Istar Financial Inc.               45031U101       15,000                                                               15,000    0
SL Green Realty Corp               78440X101      339,281 SL Green Realty Corp             78440X101     75,271        414,552    0
Summit Properties, Inc.            866239106      768,538 Summit Properties, Inc.          866239106    129,587        898,125    0
Sun Communities, Inc.              866674104      606,367 Sun Communities, Inc.            866674104     61,491        667,858    0
Taubman Centers, Inc.              876664103    1,448,285 Taubman Centers, Inc.            876664103    143,618      1,591,903    0
Cornerstone Realty Income          21922V102       25,600                                                               25,600    0
Trizec Properties Inc.             89687P107    1,465,683 Trizec Properties Inc.           89687P107      9,068      1,474,751    0
Trizec Canada Subordinate voti     896874104      219,344 Trizec Canada Subordinate voti   896874104    223,500        442,844    0
United Dominion Realty Trust       910197102    1,301,213 United Dominion Realty Trust     910197102    188,355      1,489,568    0
Vornado Realty Trust               929042109      865,151 Vornado Realty Trust             929042109    139,346      1,004,497    0
Ventas Inc.                        92276F100       39,100                                                               39,100    0
Winston Hotels Inc                 97563A102      303,228 Winston Hotels Inc               97563A102     26,904        330,132    0
Felcor Lodging Trust Inc. Seri     31430F40B        9,000                                                                9,000    0
LaSalle Hotel Properties Serie     517942207        8,100                                                                8,100    0
Mid-America Apt. Ser. B 8.8750     59522J301          300                                                                  300    0
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